Balance Sheet (Parenthetical) - Armada - Annual - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Oct. 19, 2025	Sep. 30, 2025	Sep. 09, 2025	Aug. 28, 2025
Common stock, par value (in usd per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, authorized (in shares)	1,000	1,000		1,000
Common stock, issued (in shares)	1	1		1
Common stock, outstanding (in shares)	1	1		1
Armada Acquisition Corp. II
Temporary equity shares outstanding (in shares)	23,000,000			23,000,000
Temporary equity redemption price per share (in usd per share)	$ 10.49			$ 10.20
Preferred stock par value (in shares)	$ 0.0001			$ 0.0001
Preferred stock shares authorized (in shares)	1,000,000			1,000,000
Preferred stock shares issued (in shares)	0			0
Preferred stock shares outstanding (in shares)	0			0
Common stock, par value (in usd per share)					$ 0.10
Common stock, outstanding (in shares)			0
Class A ordinary shares | Armada Acquisition Corp. II
Common stock, par value (in usd per share)	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	200,000,000			200,000,000
Common stock, issued (in shares)	710,000			710,000		400,000
Common stock, outstanding (in shares)	710,000		120,000	710,000
Class B ordinary shares | Armada Acquisition Corp. II
Common stock, par value (in usd per share)	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	20,000,000			20,000,000
Common stock, issued (in shares)	7,880,000			7,880,000		7,880,000
Common stock, outstanding (in shares)	7,880,000		2,364,000	7,880,000